Consolidated Statements of Loss and Comprehensive Loss - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2024
Profit or loss [abstract]
REVENUE	$ 15,558	$ 10,626	$ 10,279
COST OF SALES	6,410	4,895	6,187
GROSS PROFIT	9,148	5,731	4,092
EXPENSES
Research and development	4,933	4,210	3,739
Sales and marketing	5,939	3,638	2,863
General and administrative	13,213	12,077	12,633
Impairment of Goodwill	0	0	11,161
Impairment of Intangible assets	0	21,184	3,870
Amortization of intangible assets	0	1,530	2,366
Total expenses	24,085	42,639	36,632
Loss before other income (expenses) and income taxes	(14,937)	(36,908)	(32,540)
OTHER INCOME (EXPENSES)
Accretion	0	(10)	(19)
Grant and subsidy income	33	138	299
Interest and other (expense) income	87	(296)	22
Loss on disposal of discontinued operations	(511)	0	0
Unrealized foreign exchange (loss) gain	(224)	(555)	76
Other income (expenses)	(615)	(723)	378
Loss before income taxes	(15,552)	(37,631)	(32,162)
Income taxes	450	4,484	2,861
NET LOSS FROM CONTINUING OPERATIONS	(15,102)	(33,147)	(29,301)
NET INCOME FROM DISCONTINUED OPERATIONS	1,153	2,913	3,186
NET LOSS FOR THE YEAR	(13,949)	(30,234)	(26,115)
Items that will be subsequently reclassified to statements of loss
Exchange differences on foreign operations	40	1,139	(613)
COMPREHENSIVE LOSS FOR THE YEAR	$ (13,909)	$ (29,095)	$ (26,728)
LOSS PER SHARE FROM CONTINUING OPERATIONS - BASIC	$ (0.33)	$ (0.99)	$ (1.14)
LOSS PER SHARE FROM CONTINUING OPERATIONS - DILUTED	(0.33)	(0.99)	(1.14)
INCOME PER SHARE FROM DISCONTINUED OPERATIONS - BASIC	0.02	0.09	0.12
INCOME PER SHARE FROM DISCONTINUED OPERATIONS - DILUTED	$ 0.02	$ 0.09	$ 0.12
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING	46,381,559	33,385,499	25,635,526